Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 47,665,674	$ 58,829,900
Cost of revenue	34,121,894	41,947,684
Gross profit	13,543,780	16,882,216
Interest Expenses	261,625	411,805
Segment profit	4,607,693	8,926,753
Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	34,121,894	41,947,684
Gross profit	13,543,780	16,882,216
Interest Expenses	478,594	412,093
Depreciation & amortization	1,364,303	1,441,180
Segment profit	5,706,854	9,758,562
Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	27,450,566	28,618,875
Gross profit	12,528,336	14,616,190
Interest Expenses	341,697	324,643
Depreciation & amortization	453,671	478,400
Segment profit	8,245,282	10,235,984
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	25,504	3,463,818
Gross profit	528,189	115,653
Interest Expenses	128,959	85,828
Depreciation & amortization	51,141	72,715
Segment profit	(149,755)	(734,126)
Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	6,645,824	9,864,991
Gross profit	487,255	2,150,373
Interest Expenses	7,938	1,622
Depreciation & amortization	859,491	890,065
Segment profit	(2,388,673)	256,704
External customers [Member] | Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,665,674	58,829,900
External customers [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39,978,902	43,235,065
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	553,693	3,579,471
External customers [Member] | Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,133,079	12,015,364
Intersegment [Member] | Consolidation, Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,666,487	1,302,766
Intersegment [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	576,302	736,527
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,345	11,988
Intersegment [Member] | Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,077,840	$ 554,251